Major Non-Cash Transactions	12 Months Ended
Dec. 31, 2024
Major Non-Cash Transactions [Abstract]
Major Non-Cash Transactions
32.
MAJOR NON-CASH TRANSACTIONS

During the years ended December 31, 2022, 2023 and 2024:

(i)
the Group entered into new lease agreements for the use of offices and, plant and equipment for 12 months to 60 months. On the lease commencement, the Group recognized $0.5 million, nil, and $0.9 million of right-of-use asset and lease liabilities, respectively;
(ii)
financial liabilities arising from unvested restricted shares and treasury shares of $1,579, $68, and nil, respectively, have been derecognized upon vesting of restricted shares.